SHAREHOLDERS' EQUITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 03, 2008 warrantsperequityunit	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY
Issued common shares including treasury shares		174,181,163	172,296,610
Treasury shares related to restricted share unit plan		227,188	193,740
Dividends declared (in dollars per share)		$ 0.66	$ 1.02
Units issued in private placement (in units)	9,200,000
Common shares included in each unit of private placement	1
Common share purchase warrants included in each unit of private placement	0.5
Warrant exercise price (in dollars per share)	$ 47.25
Warrant exercise period	5 years
Additional warrants issued as consideration for the lead purchaser's commitment (in shares)	4,000,000
Net proceeds from private placement (in dollars)	$ 281.0
Share issuance costs (in dollars)	$ 8.8